Governing Statutes And Nature Of Operations	12 Months Ended
Mar. 31, 2019
Governing Statutes And Nature Of Operations [Abstract]
Governing Statutes And Nature Of Operations
1.	GOVERNING STATUTES AND NATURE OF OPERATIONS

Alithya Group inc. (“Alithya” or the “Company”) (formerly 9374-8572 Québec Inc.) was incorporated on March 8, 2018 under the Business Corporations Act (Quebec). The Company was created for the purpose of the business combination (note 3) between Alithya Canada Inc. (formerly Alithya Group Inc.) (“Old Alithya”), incorporated on April 2, 1992 under the Companies Act (Québec), now the Business Corporations Act (Québec), Alithya USA, Inc. (formerly Edgewater Technology, Inc.) (“Edgewater”), a corporation governed under the laws of Delaware and previously listed on the NASDAQ Global Market and 9374-8572 Delaware Inc. (“U.S. Merger Sub”), a corporation governed under the laws of Delaware and a wholly-owned subsidiary of the Company. As of the opening of markets, on November 2, 2018, the Company’s Class A subordinate voting shares (the “Subordinate Voting Shares”) commenced trading on the Toronto Stock Exchange (“TSX”) and on the NASDAQ Capital Market (“NASDAQ”) under the symbol “ALYA”.

The Company and its subsidiaries (the “Group”) provide innovative consulting services in the areas of information technology, including systems integration, strategy and expert recruiting services, mainly in the financial services, manufacturing, energy, transportation and logistics, telecommunication, professional services, healthcare and government.

The Company is the Group’s ultimate parent company and its head office is located at 700, De La Gauchetière West, Suite 2400, Montréal, Quebec, Canada, H3B 5M2.